Short Term Investments	12 Months Ended
Jun. 30, 2025
Disclosure Of Short Term Investments [Abstract]
Short Term Investments
NOTE 9. SHORT-TERM INVESTMENTS

	Consolidated
	June 30, 2025 A$	June 30, 2024 A$
Term Deposits	62,284,779	20,086,308

	62,284,779	20,086,308

The above short-term investments are held in AUD, USD and EUR. Term deposits are presented as short-term investments if they have a maturity of more than 3 months and not more than 12 months from the date of acquisition. The interest rates on these deposits range from 2.45% to 5 % in financial year 2025 (2024: 5% to 5.41%).